Fees and Expenses - (Allspring Large Cap Value Fund)	Apr. 30, 2025
(Allspring Large Cap Value Fund - Classes A, C)
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.51%	0.51%
Total Annual Fund Operating Expenses	0.91%	1.66%
Fee Waivers	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.82%	1.57%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through August 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.82% for Class A and at 1.57% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expense Example by, Year, Caption [Text]	Assuming Redemption at End of Period
Expense Example, With Redemption [Table]

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$654	$260	$160
3 Years	$831	$515	$515
5 Years	$1,033	$894	$894
10 Years	$1,614	$1,958	$1,958

Expense Example, No Redemption, By Year, Caption [Text]	Assuming No Redemption
Expense Example, No Redemption [Table]

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$654	$260	$160
3 Years	$831	$515	$515
5 Years	$1,033	$894	$894
10 Years	$1,614	$1,958	$1,958

(Allspring Large Cap Value Fund - Class R6)
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Class R6
Management Fees	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.49%
Fee Waivers	(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.40%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through August 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.40% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap.
Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expense Example, With Redemption [Table]

After:	Class R6
1 Year	$41
3 Years	$148
5 Years	$265
10 Years	$607

(Allspring Large Cap Value Fund - Administrator Class)
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Administrator Class
Management Fees	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	0.84%
Fee Waivers	(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.75%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through August 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.75% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expense Example, With Redemption [Table]

After:	Administrator Class
1 Year	$77
3 Years	$259
5 Years	$457
10 Years	$1,029

(Allspring Large Cap Value Fund - Institutional Class)
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Institutional Class
Management Fees	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.59%
Fee Waivers	(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.50%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through August 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expense Example, With Redemption [Table]

After:	Institutional Class
1 Year	$51

After:	Institutional Class
3 Years	$180
5 Years	$320
10 Years	$729